Taxation - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Giganology Shenzhen and Xunlei Computer [Member]
Taxation
Withholding taxes on dividends paid			$ 10
PRC Enterprise [Member]
Taxation
Effective income tax rate			25.00%
Jiangxi Node
Taxation
Preferential tax rate (as a percent)	15.00%		15.00%	15.00%	15.00%
Qianhai Shenzhen Hongkong Modern Service Industry Cooperation Zoon
Taxation
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%
High And New Technology Enterprises [Member] | Shenzhen Xunlei, Onething, Wangwenhua and Xunlei Computer
Taxation
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%
State Administration of Taxation, China [Member] | Research And Development Enterprise Activities [Member] | Shenzhen Xunlei [Member]
Taxation
Portion of research and development expenses incurred that are allowable as tax deductible expenses (as a percent)		200.00%	175.00%
Domestic Tax Authority
Taxation
Withholding tax rate on foreign enterprises			10.00%
Withholding tax accrued or required to be accrued			$ 0	$ 0	$ 0
Domestic Tax Authority | High And New Technology Enterprises [Member] | PRC Enterprise [Member]
Taxation
Preferential tax rate (as a percent)			15.00%
Foreign Tax Authority | British Virgin Islands
Taxation
Withholding taxes on dividends paid			$ 0
Foreign Tax Authority | Hong Kong Subsidiaries
Taxation
Income tax rate			16.50%
Foreign Tax Authority | Singapore Subsidiaries
Taxation
Income tax rate			17.00%
Foreign Tax Authority | Cayman Islands Tax Information Authority [Member]
Taxation
Withholding taxes on dividends paid			$ 0